Non - Current Assets or Disposal Groups Held for Sale or Held for Distribution to Owners and Discontinued Operations - Summary of Accumulated Other Comprehensive Income in Net Equity (Detail) - USD ($)
$ in Thousands
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Mar. 01, 2016	Jan. 01, 2016	Dec. 31, 2015
Noncurrent Assets Or Disposal Groups Held For Sale Or Held For Distribution To Owners And Discontinued Operations [Line Items]
Total	$ (4,880,883)	$ (3,866,564)	$ (3,764,697)			$ (8,004,579)
Assets and liabilities held for distribution
Noncurrent Assets Or Disposal Groups Held For Sale Or Held For Distribution To Owners And Discontinued Operations [Line Items]
Exchange differences on translation				$ (17,187)	$ 19,155
Cash flow hedges				190,388	(203,776)
Gains on remeasuring available-for-sale financial instruments				(25)	25
Other miscellaneous reserves				934	13,082
Total				$ 174,110	$ (171,514)